Equity - Schedule of changes in revaluation, cash flow, and property reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Opening balance	€ (687)	€ (2,767)
Closing balance	(3,080)	(687)	€ (2,767)
Reserve of gain loss FVOCI | Equity securities
Disclosure of equity [Line Items]
Opening balance	1,816	1,152	1,187
Unrealised revaluations	(366)	664	(35)
Realised revaluations transferred to retained earnings	(6)		1
Closing balance	1,444	1,816	1,152
Reserve of gain loss FVOCI | - Debt securities
Disclosure of equity [Line Items]
Opening balance	(479)	(280)	(341)
Unrealised revaluations	459	(261)	53
Realised gains/losses transferred to the statement of profit or loss	(21)	62	9
Closing balance	(41)	(479)	(280)
Cash flow hedge
Disclosure of equity [Line Items]
Opening balance	(1,693)	(2,058)	(3,055)
Unrealised revaluations	597	365	997
Closing balance	(1,096)	(1,693)	(2,058)
Credit liability
Disclosure of equity [Line Items]
Opening balance	(15)	31	70
Changes in credit liability reserve	(34)	(46)	(39)
Closing balance	(49)	(15)	31
Reserve of property in own use
Disclosure of equity [Line Items]
Opening balance	161	178	176
Unrealised revaluations	7	3	10
Realised revaluations transferred to retained earnings	(12)	(20)	(8)
Closing balance	€ 156	€ 161	€ 178